Cover Page	Sep. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	VICI Properties Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38372
Entity Tax Identification Number	81-4177147
Entity Address, Address Line One	535 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	949-4631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	VICI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001705696
Amendment Flag	false
VICI Properties LP
Document Information [Line Items]
Entity Registrant Name	VICI Properties L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-264352-01
Entity Tax Identification Number	35-2576503
Entity Emerging Growth Company	false
Entity Central Index Key	0001920791